Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 222,378	$ 11,781
Accounts receivable, net	48,819	24,776
Contract assets	21,753	10,088
Prepaid expenses	24,436	4,107
Other current assets	7,297	10,584
Total current assets	324,683	61,336
Property and equipment, net	14,445	5,002
Intangible assets, net	191,219	114,542
Goodwill	346,418	200,624
Deferred tax asset	0	5
Other assets	10,319	9,496
Total assets	887,084	391,005
Current liabilities:
Accounts payable	19,881	10,106
Accrued expenses	55,889	35,220
Deferred revenue	29,871	26,036
Current debt	23	10,272
Derivative warrant liabilities	16,794	0
Other current liabilities	30,354	3,714
Total current liabilities	152,812	85,348
Long-term debt – less current portion	65	82,723
Deferred tax liability	16,902	8,097
Other liabilities	11,127	3,589
Total liabilities	180,906	179,757
Temporary equity:
Preference shares, value	0	350,675
Total temporary equity	0	350,675
Shareholders' deficit
Additional paid-in capital	1,461,730	1,717
Accumulated deficit	(757,317)	(153,237)
Accumulated other comprehensive income (loss)	(173)	11,393
Total shareholders' equity (deficit)	706,178	(139,427)
Total liabilities, temporary equity and shareholders' equity (deficit)	887,084	391,005
Common Class B [Member]
Shareholders' deficit
Common shares, Value	2	0
Common Stock Other Than B Shares [Member]
Shareholders' deficit
Common shares, Value	$ 1,936	$ 700